Income tax expense - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current income taxes for the year	$ 3,644	$ 417	$ 572
Current income taxes related to prior years	926	(90)	10
Total current income tax expense	4,570	327	582
Recognition of previously unrecognized tax credits	(22,745)	0	0
Recognition of previously unrecognized tax credits	(2,311)	0	0
Other	(993)	0	0
Deferred income taxes	(26,049)	0	0
Income tax (benefit) expense	$ (21,479)	$ 327	$ 582